INCOME TAXES - Schedule of Income Tax Expense (Benefit) (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
INCOME TAXES
Current income tax expense				¥ 1,081
Deferred income tax benefit	¥ (3,578,203)		¥ (6,401,691)	(6,812,790)
Total income tax benefit	¥ (3,578,203)	$ (511,676)	¥ (6,401,691)	¥ (6,811,709)